Other income and expenses, net (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	May 21, 2018	Oct. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other income and expenses, net
Tax credits			$ 4,721	$ 37,582	$ 57
Remeasurement of environmental obligations			2,477	12,078	433
Commodities derivative financial instruments			(833)	17,528	(18,785)
Gain (loss) on sale of property, plant and equipment			(857)	(9,884)	(694)
Gain on sale of investments				348	4,588
Contribution to communities			(5,205)	(13,445)	(12,947)
(Provision) reversal of legal claims			(4,424)	(3,671)	258
Mining obligations			(14,012)	(12,637)	(11,498)
Other operating income (expenses), net			(8,888)	(6,440)	(9,299)
Total other income and expenses, net			(27,021)	21,459	$ (47,887)
Interest on tax credits			$ 5,498	$ 26,033
Fortaleza de Minas facility
Other income and expenses, net
Remeasurement of environmental obligations	$ 13,009
Gain (loss) on sale of property, plant and equipment	$ (9,615)
NEXA BR
Other income and expenses, net
Tax credits		$ 33,653
Federal tax credits recoverable		59,686
Interest on tax credits		$ 26,033